Henderson European Focus Fund

HENDERSON GLOBAL FUNDS

Henderson European Focus Fund

Supplement dated May 15, 2014

to the Prospectus dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Management Fee

Effective July 1, 2014, subject to approval by the Board of Trustees, the management fee rate the Henderson European Focus Fund (the “Fund”) pays to Henderson Global Investors (North America) Inc. will be reduced as a result of adding an additional “breakpoint” at average net assets under management in excess of $2.5 billion. That “breakpoint” was never reached in the prior fiscal year and thus the “Annual Fund Operating Expenses” and “Expense Example” disclosures in the Summary Prospectus and Prospectus have not been revised.

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page sixty-one (61) of the Prospectus:

European Focus Fund
1.00% for the first $500 million;
0.90% for the next $1 billion;
0.85% for the next $1 billion; and
0.80% for the balance thereafter.